Financial Highlights	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information Disclosure [Abstract]
Supplemental Financial Information Disclosure [Text Block]
11.	Financial Highlights

The following information presents per Unit operating performance results and other supplemental financial ratios for the years ended December 31, 2012 and 2011. This information has been derived from information presented in the financial statements for limited partner Units and assumes that a Unit is outstanding throughout the entire year:

	2012
	Series A Units	Series B Units	Series C Units †	Series I Units
Per Unit Operating Performance
Net asset value per unit at beginning of year or period	$87.30	$97.15	$100.00	$112.52
Loss from operations
Loss from futures and forwards trading (1)	(9.11)	(10.29)	(7.89)	(12.00)
Net investment loss (1)	(5.01)	(4.13)	(1.00)	(4.14)
Total loss from operations	(14.12)	(14.42)	(8.89)	(16.14)
Net asset value per unit at end of year	$73.18	$82.73	$91.11	$96.38

Total return	(16.18)%	(14.85)%	(8.89)%	(14.35)%

Other Financial Ratios
Ratios to average net asset value
Expenses prior to Trading Advisor incentive fees (2) (3)	6.98%	5.37%	2.93%	4.74%
Trading Advisor incentive fees	0.12%	0.13%	0.00%	0.12%
Total expenses (2) (3)	7.10%	5.50%	2.93%	4.86%

Net investment loss (2) (3)	(6.11)%	(4.48)%	(2.52)%	(3.89)%

	2011
	Series A Units	Series B Units	Series C Units †	Series I Units
Per Unit Operating Performance
Net asset value per unit at beginning of year	$96.61	$105.77	$—	$121.80
Loss from operations
Loss from futures and forwards trading (1)	(0.47)	(0.74)	—	(0.84)
Net investment loss (1)	(8.84)	(7.88)	—	(8.44)
Total loss from operations	(9.31)	(8.62)	—	(9.28)
Net asset value per unit at end of year	$87.30	$97.15	$—	$112.52

Total return	(9.64)%	(8.15)%	—%	(7.62)%

Other Financial Ratios
Ratios to average net asset value
Expenses prior to Trading Advisor incentive fees (2) (3)	7.23%	5.57%	—%	4.96%
Trading Advisor incentive fees	1.99%	1.85%	—%	1.89%
Total expenses (2) (3)	9.22%	7.42%	—%	6.85%

Net investment loss (2) (3)	(9.47)%	(7.62)%	—%	(7.07)%

Total returns are calculated based on the change in value of a Series A, Series B, Series C or Series I Units during the year. An individual limited partner’s total returns and ratios may vary from the above total returns and ratios based on the timing of subscriptions and redemptions.

†

Series C units began investment operations on September 1, 2012. Therefore, the performance for Series C units is for the four month period ended December 31, 2012. The ratios for expenses prior to Trading Advisor incentive fee and net investment loss have been annualized.

(1)

The net investment loss per unit is calculated by dividing the net investment loss by the average number of Series A, B, C or I Units outstanding during the year/period. Loss from futures and forwards trading is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information. Such balancing amount may differ from the calculation of loss from futures and forwards trading per unit due to the timing of trading gains and losses during the year relative to the number of units outstanding.

(2)

All of the ratios under Other Financial Ratios are computed net of involuntary waivers of administrative and offering expenses. For the years ended December 31, 2012 and 2011, the ratios are net of 0.33% and 0.42% effect of waived administrative expenses, respectively. For the years ended December 31, 2012 and 2011, the ratios are net of 0.15% and 0.53% effect of waived offering expenses, respectively.

(3)	The net investment loss includes interest income and excludes realized and change in unrealized gain (loss) from futures and forwards trading activities as shown on the statements of operations. The total amount is then reduced by all expenses, excluding brokerage commissions, which are included in net loss from futures and forwards trading on the statements of operations. The resulting amount is divided by the average net asset value for the year.